Results of Operations and Assets for Segments (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Revenue
Regulated electricity sales and distribution	108,457	77,368
Regulated gas sales and distribution	75,718
Regulated water reclamation and distribution	46,423	44,989
Non-regulated energy sales	121,150	128,311
Waste disposal fees	14,288	16,406
Other revenue	3,851	3,643
Total revenue	369,887	270,717
Operating expenses	130,333	84,018
Regulated electricity purchased	68,209	46,508
Regulated gas purchased	37,461
Non-regulated fuel for generation	14,589	24,628
Gross Profit, Total	119,295	115,563
Depreciation of property, plant and equipment	(50,382)	(37,988)
Amortization of intangible assets	(4,151)	(6,433)
Administration expenses	(19,608)	(17,534)
Write down of long-lived assets		(15,166)
Foreign exchange gain	561	652
Interest expense	(35,941)	(30,437)
Interest, dividend and other income	7,239	5,659
Acquisition related costs	(7,709)	(2,965)
Gain/(loss) on derivative financial instruments	233	(5,844)
Earnings from continuing operations before income taxes	9,537	5,507
Loss from discontinued operations before income taxes	(1,907)	(1,244)
Earnings/(loss) before income taxes	7,630	4,263
Property, plant and equipment	2,162,715	920,109
Intangible assets	56,781	55,269
Assets held for sale	24,390	25,847
Total assets	2,778,237	1,282,307
Capital expenditures	77,929	60,745
Acquisition of operating entities	669,905	100,058
Algonquin Power Co
Revenue
Non-regulated energy sales	121,150	128,311
Waste disposal fees	14,288	16,406
Other revenue	3,605	3,643
Total revenue	139,043	148,360
Operating expenses	51,383	45,257
Non-regulated fuel for generation	14,589	24,628
Gross Profit, Total	73,071	78,475
Depreciation of property, plant and equipment	(28,800)	(26,182)
Amortization of intangible assets	(3,484)	(5,742)
Administration expenses	(11,636)	(11,419)
Write down of long-lived assets		(14,108)
Interest expense	(17,114)	(12,062)
Interest, dividend and other income	2,547	2,137
Acquisition related costs	(3,155)
Gain/(loss) on derivative financial instruments	(2,954)	(1,068)
Earnings from continuing operations before income taxes	8,475	10,031
Loss from discontinued operations before income taxes	(1,907)	(1,244)
Earnings/(loss) before income taxes	6,568	8,786
Property, plant and equipment	1,310,937	553,544
Intangible assets	35,612	32,951
Assets held for sale	24,390	25,847
Total assets	1,447,210	658,812
Capital expenditures	31,416	39,211
Acquisition of operating entities	245,718
Algonquin Power Co | Renewable Energy
Revenue
Non-regulated energy sales	84,236	81,645
Other revenue	1,925	2,291
Total revenue	86,161	83,936
Operating expenses	30,308	25,400
Gross Profit, Total	55,853	58,536
Depreciation of property, plant and equipment	(18,823)	(15,498)
Amortization of intangible assets	(2,653)	(3,007)
Administration expenses	(9,424)	(8,915)
Write down of long-lived assets		(678)
Interest expense	(15,060)	(9,834)
Interest, dividend and other income	2,038	2,143
Acquisition related costs	(3,155)
Gain/(loss) on derivative financial instruments	(2,954)	(1,068)
Earnings from continuing operations before income taxes	5,822	21,679
Loss from discontinued operations before income taxes	(1,907)	(1,244)
Earnings/(loss) before income taxes	3,915	20,435
Property, plant and equipment	1,157,062	398,037
Intangible assets	29,480	25,863
Assets held for sale	24,390	25,847
Total assets	1,272,037	482,543
Capital expenditures	21,068	25,610
Acquisition of operating entities	245,718
Algonquin Power Co | Thermal Energy
Revenue
Non-regulated energy sales	36,914	46,666
Waste disposal fees	14,288	16,406
Other revenue	1,680	1,352
Total revenue	52,882	64,424
Operating expenses	21,075	19,857
Non-regulated fuel for generation	14,589	24,628
Gross Profit, Total	17,218	19,939
Depreciation of property, plant and equipment	(9,977)	(10,684)
Amortization of intangible assets	(831)	(2,735)
Administration expenses	(2,212)	(2,504)
Write down of long-lived assets		(13,430)
Interest expense	(2,054)	(2,228)
Interest, dividend and other income	509	(6)
Earnings from continuing operations before income taxes	2,653	(11,648)
Earnings/(loss) before income taxes	2,653	(11,648)
Property, plant and equipment	153,875	155,507
Intangible assets	6,132	7,088
Total assets	175,173	176,269
Capital expenditures	10,348	13,601
Liberty Utilities
Revenue
Regulated electricity sales and distribution	108,457	77,368
Regulated gas sales and distribution	75,718
Regulated water reclamation and distribution	46,423	44,989
Other revenue	246
Total revenue	230,844	122,357
Operating expenses	78,950	38,723
Regulated electricity purchased	68,209	46,508
Regulated gas purchased	37,461
Gross Profit, Total	46,224	37,126
Depreciation of property, plant and equipment	(21,582)	(11,806)
Amortization of intangible assets	(667)	(691)
Administration expenses	(5,020)	(1,140)
Write down of long-lived assets		(1,058)
Interest expense	(8,856)	(7,465)
Interest, dividend and other income	2,574	488
Acquisition related costs	(4,554)	(2,767)
Earnings from continuing operations before income taxes	8,119	12,687
Earnings/(loss) before income taxes	8,119	12,687
Property, plant and equipment	851,778	366,565
Intangible assets	21,169	22,318
Total assets	1,177,070	440,632
Capital expenditures	46,446	21,167
Acquisition of operating entities	424,187	100,058
Liberty Utilities | Central
Revenue
Regulated gas sales and distribution	25,802
Regulated water reclamation and distribution	9,127	8,850
Total revenue	34,929	8,850
Operating expenses	13,096	4,270
Regulated gas purchased	13,648
Gross Profit, Total	8,185	4,580
Depreciation of property, plant and equipment	(3,333)	(956)
Amortization of intangible assets	(81)	(81)
Administration expenses	294	(53)
Interest expense	(96)	(61)
Acquisition related costs	(1,442)
Earnings from continuing operations before income taxes	3,527	3,429
Earnings/(loss) before income taxes	3,527	3,429
Property, plant and equipment	151,637	188,562
Intangible assets	2,613	19,565
Total assets	212,495	228,597
Capital expenditures	10,777	774
Acquisition of operating entities	128,890
Liberty Utilities | West
Revenue
Regulated electricity sales and distribution	71,734	77,368
Regulated water reclamation and distribution	37,296	36,139
Other revenue	152
Total revenue	109,182	113,507
Operating expenses	35,645	34,453
Regulated electricity purchased	43,861	46,508
Gross Profit, Total	29,676	32,546
Depreciation of property, plant and equipment	(11,120)	(10,850)
Amortization of intangible assets	(586)	(610)
Administration expenses	(4,091)	(1,087)
Write down of long-lived assets		(1,058)
Interest expense	(8,066)	(7,404)
Interest, dividend and other income	2,113	488
Acquisition related costs		(2,767)
Earnings from continuing operations before income taxes	7,926	9,258
Earnings/(loss) before income taxes	7,926	9,258
Property, plant and equipment	350,053	178,003
Intangible assets	18,556	2,753
Total assets	464,201	212,035
Capital expenditures	23,181	20,393
Acquisition of operating entities		100,058
Liberty Utilities | East
Revenue
Regulated electricity sales and distribution	36,723
Regulated gas sales and distribution	49,916
Other revenue	94
Total revenue	86,733
Operating expenses	30,209
Regulated electricity purchased	24,348
Regulated gas purchased	23,813
Gross Profit, Total	8,363
Depreciation of property, plant and equipment	(7,129)
Administration expenses	(1,223)
Interest expense	(694)
Interest, dividend and other income	461
Acquisition related costs	(3,112)
Earnings from continuing operations before income taxes	(3,334)
Earnings/(loss) before income taxes	(3,334)
Property, plant and equipment	350,088
Total assets	500,374
Capital expenditures	12,488
Acquisition of operating entities	295,297
Corporate
Revenue
Operating expenses		38
Gross Profit, Total		(38)
Administration expenses	(2,952)	(4,975)
Foreign exchange gain	561	652
Interest expense	(9,971)	(10,910)
Interest, dividend and other income	2,118	3,034
Acquisition related costs		(198)
Gain/(loss) on derivative financial instruments	3,187	(4,776)
Earnings from continuing operations before income taxes	(7,057)	(17,211)
Earnings/(loss) before income taxes	(7,057)	(17,211)
Total assets	153,957	182,863
Capital expenditures	67	367